Note 4 - Loans and Related Allowance for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Number of Days Past Due	90 years
Financing Receivable, Modifications, Recorded Investment	$ 3,100,000	$ 2,900,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	259,000	$ 207,000	$ 439,000
Threshold for Loans Evaluated for Impairement [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Notes, Loans and Financing Receivable, Gross, Current	150,000
Threshold for Loans Evaluated for Impairment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Gross, Commercial	1,000,000
Threshold for Loans Evaluated for Impairment [Member] | Outside Consultant [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Gross, Commercial	250,000
Threshold for Loans Evaluated for Impairment [Member] | Criticized Relationships [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Gross	125,000
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	300,000
Real Estate Construction Porfolio Segment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 400,000
Commercial Real Estate Portfolio Segment [Member]
Note 4 - Loans and Related Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Increase in Portfolio, Percent	21.50%